Revenue - Schedule of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue Recognized at Point in Time [Member]
Recognized at point in time:
Revenue from sales of goods	$ 64,067	$ 55,531	$ 51,366
Recognized over time:
Total revenue	64,391	55,964	52,927
Revenue Recognized Over Time [Member] | Rendering of Services [Member]
Recognized over time:
Revenue from rendering of services	294	224	247
Revenue Recognized Over Time [Member] | Service for Sample Preparation [Member]
Recognized over time:
Revenue from rendering of services	30	16	12
Revenue Recognized Over Time [Member] | Services for Order Management Solution [Member]
Recognized over time:
Revenue from rendering of services		$ 193	$ 1,302